Segment Information - Schedule of Segment Reporting Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Sales	£ 3,674	£ 3,841	£ 3,428
Adjusted operating profit	573	456	385
Cost of major restructuring	0	(150)	(214)
Property charges	(11)	0	0
Intangible charges	(48)	(56)	(51)
UK Pension discretionary increases	0	(3)	0
Other net gains and losses	(16)	24	63
Operating profit	498	271	183
Finance costs	(81)	(71)	(68)
Finance income	76	123	62
Profit before tax	493	323	177
Income tax	(113)	(79)	1
Profit for the year	380	244	178
Assessment & Qualifications [member]
Disclosure of operating segments [line items]
Sales	1,559	1,444	1,238
Assessment & Qualifications [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	1,559	1,444	1,238
Adjusted operating profit	350	258	219
Virtual Learning [member]
Disclosure of operating segments [line items]
Sales	616	820	713
Virtual Learning [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	616	820	713
Adjusted operating profit	76	70	32
English Language Learning [member]
Disclosure of operating segments [line items]
Sales	415	321	238
English Language Learning [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	415	321	238
Adjusted operating profit	47	25	15
Workforce Skills [member]
Disclosure of operating segments [line items]
Sales	220	204	172
Workforce Skills [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	220	204	172
Adjusted operating profit	(8)	(3)	27
Higher Education [member]
Disclosure of operating segments [line items]
Sales	855	898	849
Higher Education [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	855	898	849
Adjusted operating profit	110	91	73
Strategic Review [member]
Disclosure of operating segments [line items]
Sales	9	154	218
Strategic Review [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	9	154	218
Adjusted operating profit	£ (2)	£ 15	£ 19